GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 25,219		$ 18,867
Acquisitions and others	435		6,802
Impairment (see Note 2m)			(450)
Deconsolidation of subsidiary	(4,678)
Goodwill, Ending Balance	20,976		25,219		18,867
Syneron [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	14,935	[1]	8,206	[1]
Acquisitions and others	386	[1]	6,729	[1]
Impairment (see Note 2m)		[1]		[1]
Goodwill, Ending Balance	15,321	[1]	14,935	[1]
LI [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,078		3,005
Acquisitions and others	49		73
Impairment (see Note 2m)
Goodwill, Ending Balance	3,127		3,078
RBT [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,528		2,528
Acquisitions and others
Impairment (see Note 2m)
Goodwill, Ending Balance	2,528		2,528
THB [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,678	[2]	5,128	[2]
Acquisitions and others		[2]		[2]
Impairment (see Note 2m)		[2]	(450)	[2]
Deconsolidation of subsidiary	(4,678)	[2]
Goodwill, Ending Balance		[2]	$ 4,678	[2]

[1]	Includes Ultrashape and TransPharma
[2]	Includes Fluorinex